Deferred Tax Assets and Liabilities - Movements in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 291	¥ 2,594	¥ 2,107
Recognized in consolidated statement of comprehensive income	(2,822)	(2,303)	487
Ending balance	(2,531)	291	2,594
Provisions and impairment losses, primarily for doubtful debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,531	1,291	1,156
Recognized in consolidated statement of comprehensive income	95	240	135
Ending balance	1,626	1,531	1,291
Property, plant and equipment and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,006)	1,569	1,015
Recognized in consolidated statement of comprehensive income	(3,001)	(2,575)	554
Ending balance	(4,007)	(1,006)	1,569
Deferred revenues and installation costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	35	60	99
Recognized in consolidated statement of comprehensive income	(16)	(25)	(39)
Ending balance	19	35	60
Available-for-sale equity securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(269)	(326)	(163)
Recognized in consolidated statement of comprehensive income	100	57	(163)
Ending balance	¥ (169)	¥ (269)	¥ (326)